Debt Mortgage Notes Payable (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 1,000,000,000	$ 600,000,000	$ 500,000,000
Total Debt	4,111,487,000	4,762,896,000
Proceeds from (Repayments of) Debt	991,700,000	652,100,000
Mortgage Loans on Real Estate, New Mortgage Loans	190,900,000	173,600,000
Assumed mortgage debt	158,200,000	359,100,000
Properties acquired	21	16
Write-off of unamortized deferred financing costs	4,400,000
Various period of outstanding mortgage indebtedness	September 1, 2048	September 1, 2048
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.05%	0.21%
Interest rate range to maximum	11.25%	11.25%
Weighted Average Mortgage Debt Interest Rate	4.84%	4.79%
Historical cost, net of accumulated depreciation, of encumbered properties	4,900,000,000	5,600,000,000
$ 40.0 million of Released debt		40,000,000
Properties disposed		2
Prepayment penalities of unamortized deferred financing costs		2,500,000
Payments of Debt Extinguishment Costs		1,000,000
Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	500,000,000
Unconsolidated Properties [Member]
Debt Instrument [Line Items]
Total Debt		112,600,000
Unconsolidated Properties Acquired		7
Early Repayment Of Debt		70,000,000
Cash collateral held by the lender		42,600,000
Credit enhanced debt [Member]
Debt Instrument [Line Items]
Total Debt	$ 455,600,000	$ 543,400,000
Properties Acquired with Debt [Member]
Debt Instrument [Line Items]
Properties acquired	5	7